Gains or losses on financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Gains (losses) on financial instruments [abstract]
Gains or losses on financial assets and liabilities	Gains or losses on financial assets and liabilities
The following information is presented below regarding the gains or losses recorded for financial assets or liabilities:
a) Breakdown
The detail, by origin, of Gains/losses on financial assets and liabilities:

EUR million
	2025	2024	2023
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	127	(117)	96
Financial assets at amortized cost	(89)	(190)	(3)
Other financial assets and liabilities	216	73	99
Of which debt instruments	133	50	51
Gains or losses on financial assets and liabilities held for trading, netA	1,017	1,344	2,316
Gains or losses on non-trading financial assets and liabilities mandatory at fair value through profit or loss	1,106	495	198
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, netA	(307)	691	(92)
Gains or losses from hedge accounting, net	12	14	69
	1,955	2,427	2,587
A.Includes the net result obtained by transactions with debt securities, equity instruments, derivatives and short positions included in this portfolio when the Group jointly manages its risk in these instruments.

As explained in note 44, the above breakdown should be analysed in conjunction with the 'Exchange differences, net':

EUR million
	2025	2024	2023
Exchange differences, net	407	(216)	(22)
b) Financial assets and liabilities at fair value through profit or loss
The detail of the amount of the asset balances is as follows:

EUR million
	2025	2024	2023
Loans and receivables:	80,218	72,931	51,072
Central banks	14,632	12,966	17,717
Credit institutions	26,380	27,722	14,520
Customers	39,206	32,243	18,835
Debt instruments	101,707	85,990	66,079
Equity instruments	27,845	21,277	19,125
Derivatives	58,355	64,100	56,328
	268,125	244,298	192,604
Grupo Santander mitigates and reduces this exposure as follows:
•With respect to derivatives, the Group has entered into framework agreements with a large number of credit institutions and customers for the netting-off of asset positions and the provision of collateral for non-payment.
At 31 December 2025 the exposure to credit risk of the derivatives presented in the balance sheet is not significant because they are subject to netting and collateral agreements (see note 51.d).
•Loans and advances to credit institutions and Loans and advances includes reverse repos amounting to EUR 71,129 million at 31 December 2025.
Also, mortgage-backed assets totalled EUR 1,597 million.
•Debt instruments include EUR 80,908 million of Spanish and foreign government securities.
At 31 December 2025 the amount of the change in the year in the fair value of financial assets at fair value through profit or loss attributable to variations in their credit risk (spread) was not material.
The detail of the amount of the liability balances is as follows:

EUR million
	2025	2024	2023
Deposits	106,003	87,374	80,503
Central banks	15,471	15,074	9,017
Credit institutions	28,482	27,909	19,597
Customer	62,050	44,391	51,889
Marketable debt securities	11,686	7,554	5,371
Short positions	44,015	35,830	26,174
Derivatives	51,968	57,753	50,589
Other financial liabilities	22	—	—
	213,694	188,511	162,637
At 31 December 2025, the amount of the change in the fair value of financial liabilities at fair value through profit or loss attributable to changes in their credit risk during the year is not material.
In relation to liabilities designated at fair value through profit or loss where it has been determined at initial recognition that the credit risk is recorded in accumulated 'Other comprehensive income' (see 'Statement of recognised income and expense') the amount that the Group would be contractually obliged to pay on maturity of these liabilities at 31 December 2025 is EUR 1,281 million higher than their carrying amount (EUR 1,851 million higher at 31 December 2024 and EUR 866 million higher at 31 December 2023, no significant impact on results as its fair value is covered by hedging operations.
Within Deposits, there are repurchase agreements amounting to EUR 75,562 million at 31 December 2025.